Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2013
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Accounting Principles

The consolidated financial statements and accompanying notes were prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”).

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates include depreciable lives for property and equipment, stock-based compensation, income taxes, accrued liabilities and collectability of accounts receivable. Actual results could differ from those estimates.

Foreign Currency Translation

For the three years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2013, the functional currency of each of our foreign subsidiaries is the respective local currency. Assets and liabilities of these subsidiaries are translated at the exchange rate in effect at each period-end. Income statement amounts are translated at the average rate of exchange prevailing during the period. Translation adjustments arising from the use of differing exchange rates from period to period are included in accumulated other comprehensive loss within stockholders’ equity.

Initial Public Offering

On May 22, 2013, we completed our initial public offering (“IPO”), in which 9,430,000 shares of Class A common stock were sold to the public at a price of $31.00 per share. We sold 6,230,000 shares of Class A common stock and the selling stockholders sold 3,200,000 shares of Class A common stock. We received aggregate proceeds of $177.0 million from the IPO, net of underwriters’ discounts and commissions and offering expenses. Upon the closing of the IPO, all shares of our outstanding convertible preferred stock automatically converted into shares of Class B common stock.

Segments

We follow the authoritative literature that established annual and interim reporting standards for enterprise’s operating segments and related disclosures about its products and services, geographic regions and major customers.

We operate our business as one operating segment. Our chief operating decision makers (“CODM”) are our Chief Executive Officer and Chief Financial Officer, who review financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance and allocating resources.

Revenue Recognition

We generate revenues primarily in the form of software license fees and related maintenance and services fees. License fees include perpetual, term and subscription license fees. Maintenance and services fees primarily consist of fees for maintenance services (including support and unspecified upgrades and enhancements when and if they are available), training and professional services that are not essential to functionality of the software.

We recognize revenues when all of the following conditions are met:

•	there is persuasive evidence of an arrangement;

•	the software or services have been delivered to the customer;

•	the amount of fees to be paid by the customer is fixed or determinable; and

•	the collection of the related fees is probable.

We use click-through license agreements, signed agreements and purchase orders as evidence of an arrangement. We deliver all of our software electronically. Electronic delivery occurs when we provide the customer with access to the software via a secure portal. We assess whether the fee is fixed or determinable at the outset of the arrangement. Our typical terms of payment are due 30 days from delivery. We assess collectability based on a number of factors such as collection history and creditworthiness of the customer. If we determine that collectability is not probable, revenue is deferred until collectability becomes probable, generally upon receipt of cash.

Substantially all of our software licenses are sold in multiple-element arrangements that include maintenance and may include professional services and training.

Vendor specific objective evidence (“VSOE”) of the fair value is not available for software licenses as they are never sold without maintenance. VSOE of the fair value generally exists for all undelivered elements and any services that are not essential to the functionality of the delivered software. We account for delivered software licenses under the residual method.

Maintenance agreements consist of fees for providing software updates on a when and if available basis and technical support for software products (“post-contract support” or “PCS”) for an initial term, generally one year. We have established VSOE of the fair value for maintenance on perpetual licenses based on stated substantive renewal rates or the price when sold on a standalone basis. Stated renewal rates are considered to be substantive if they are at least 15% of the actual price charged for the software license. VSOE of the fair value for standalone sales is considered to have been established when a substantial majority of individual sales transactions within the previous 12 month period fall within a reasonably narrow range, which we have defined to be plus or minus 15% of the median sales price of actual standalone sales transactions.

License arrangements may include professional services and training. In determining whether professional services and training revenues should be accounted for separately from license revenues, we evaluate whether such services are considered essential to the functionality of the software using factors such as the nature of the software products; whether they are ready for use by the customer upon receipt; the nature of the services, which typically do not involve significant customization to or development of the underlying software code; the availability of services from other vendors; whether the timing of payments for license revenues is coincident with performance of services; and whether milestones or acceptance criteria exist that affect the realizability of the software license fee. Revenues related to training are recognized as training services are delivered. Payments received in advance of services performed are deferred and recognized when the related services are performed.

To date, professional services have not been considered essential to the functionality of the software. The VSOE of fair value of our professional services and training is based on the price for these same services when they are sold separately. Revenues related to professional services are billed on a time and materials basis and, accordingly, are recognized as the services are performed.

When software is licensed for a specified term or on a subscription basis, fees for support and maintenance are generally bundled with the license fee over the entire term of the contract. In these cases, we do not have VSOE of the fair value for support and maintenance. Revenues related to term license fees are recognized ratably over the contract term beginning on the date the customer has access to the software license key and continuing through the end of the contract term.

We do not offer refunds and therefore have not recorded any sales return allowance for any of the periods presented. Upon a periodic review of outstanding accounts receivable, amounts that are deemed to be uncollectable are written off against the allowance for doubtful accounts.

We account for taxes collected from customers and remitted to governmental authorities on a net basis and exclude them from revenues.

Risks and Uncertainties

Inherent in our business are various risks and uncertainties, including our limited operating history and development of advanced technologies in a rapidly changing industry. These risks include our ability to manage our rapid growth and our ability to attract new customers and expand sales to existing customers, as well as other risks and uncertainties. In the event that we do not successfully implement our business plan, certain assets may not be recoverable, certain liabilities may not be paid and investments in our capital stock may not be recoverable. Our success depends upon the acceptance of our technology, development of sales and distribution channels, and our ability to generate significant revenues from the use of its technology.

Cash and Cash Equivalents

We consider all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents are recorded at cost, which approximates fair value. We maintain cash and cash equivalent balances which may exceed the insured limits by the Federal Deposit Insurance Corporation.

Accounts Receivable

Accounts receivable consist of amounts billed currently due from customers. Our accounts receivable are subject to collection risk. Our gross accounts receivable is reduced for this risk by a provision for doubtful accounts. This provision is for estimated losses resulting from the inability of our customers to make required payments. It is an estimate and is regularly evaluated for adequacy by taking into consideration a combination of factors. We look at factors such as past collection experience, credit quality of the customer, age of the receivable balance, and current economic conditions. These factors are reviewed to determine whether a provision for doubtful accounts should be recorded to reduce the receivable balance to the amount believed to be collectible.

Activity related to our provision for doubtful accounts was as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Balance at the beginning of the period	$39	$21	$135
Bad debt expense	15	133	321
Accounts written off	(33)	(19)	(149)

Balance at the end of the period	$21	$135	$307

Property and Equipment

Property and equipment are stated at cost net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets generally ranging from three to five years. Leasehold improvements are amortized over the shorter of the estimated useful life or the remaining lease term. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in the consolidated statements of operations. Maintenance and repairs that do not improve or extend the lives of the respective assets are charged to expense in the period incurred.

Impairment of Long-Lived Assets

We evaluate the recoverability of long-lived assets in accordance with authoritative guidance on accounting for the impairment or disposal of long-lived assets. We evaluate long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. Such impairment is recognized in the event the net book value of such assets exceeds their fair value. If the carrying value of the net assets assigned exceeds the fair value of the assets, then the second step of the impairment test is performed in order to determine the implied fair value. No impairment of long-lived assets occurred in the periods presented.

Fair Value

We establish fair value of our assets and liabilities using the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and using a fair value hierarchy based on the inputs used to measure fair value. The carrying amounts reported in the consolidated financial statements approximate the fair value for cash equivalents, accounts receivable, accounts payable, and accrued liabilities, due to their short-term nature.

Software Development Costs

Software development costs associated with the development of new products, enhancements of existing products and quality assurance activities consists of employee, consulting and other external personnel costs. The costs incurred internally from the research and development of computer software products are charged to expense until technological feasibility has been established for the product. Once technological feasibility is established, all software costs are capitalized until the product is available for release to customers. Judgment is required in determining when technological feasibility of a product is established. To date, we have determined that technological feasibility of software products is reached shortly before the products are released. Costs incurred after establishment of technological feasibility have not been material, and therefore, we have expensed all research and development costs as they were incurred. Research and development expenses primarily consist of personnel related costs attributable to our research and development personnel and allocated overhead.

We capitalize certain costs relating to software acquired, developed, or modified solely to meet our internal requirements and for which there are no substantive plans to market the software. To date, we have not capitalized any costs.

Intangible Asset Costs

Costs related to filing and pursuing patent and trademark applications are expensed as incurred, as recoverability of such expenditures is uncertain. These intangible asset-related legal costs are reported as a component of general and administrative expenses.

Advertising Expenses

We have expensed all advertising costs as incurred and classify these costs as sales and marketing expenses. Advertising expenses for the years ended December 31, 2010, 2011 and 2012 were $1.2 million, $1.7 million, $3.0 million, respectively.

Deferred Offering Costs

Deferred offering costs, consisting of legal, accounting and other fees and costs relating to the IPO, are capitalized and included in deposits and other noncurrent assets in the consolidated balance sheets. The deferred offering costs were offset against our IPO proceeds upon the closing of our IPO. There were $0.3 million of capitalized deferred offering costs as of December 31, 2012, and no similar costs as of December 31, 2011 and September 30, 2013.

Income Taxes

Our deferred tax assets are determined based on temporary differences between the financial reporting and income tax basis of assets and liabilities and are measured using the tax rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized.

We determine whether our uncertain tax positions are more likely than not to be sustained upon examination based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the consolidated financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority.

Concentrations of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. We extend credit to customers based upon an evaluation of the customer’s financial condition and generally collateral is not required. As of December 31, 2011 and September 30, 2013, no individual customer accounted for 10% or more of total accounts receivable. As of December 31, 2012, one customer accounted for 10% or more of total accounts receivable. For the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013, no individual customer represented 10% or more of our total revenues.

Stock-Based Compensation

Compensation expense related to stock-based transactions, including employee and non-employee director stock option and restricted stock unit, or RSU, awards, is measured and recognized in the financial statements based on fair value. The fair value of each RSU award is based on the number of shares granted and the closing price of our Class A common stock as reported on the New York Stock Exchange on the date of grant. The fair value of each stock option award is determined at the date of grant by applying the Black-Scholes option pricing model. This model utilizes the estimated value of our underlying Class A common stock and Class B common stock (together, “common stock”) at the measurement date, the expected or contractual term of the option, the expected volatility of our common stock, risk-free interest rates and expected dividend yield of our common stock. Measurement of stock-based compensation is subject to periodic adjustment as the underlying equity instruments vest. We recognize compensation expense for only the portion of options expected to vest. Therefore, management applied an estimated forfeiture rate that was derived from historical employee termination behavior. If the actual number of forfeitures differs from the estimates, adjustments to stock-based compensation expense may be required in future periods.

Fair Value Measurements

We categorize assets and liabilities recorded at fair value on our consolidated balance sheets based upon the level of judgment associated with inputs used to measure their fair value. The levels of the fair value hierarchy are as follows:

•	Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.

•

Level 2—Inputs are quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar instruments in markets that are not active and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•

Level 3—Inputs are unobservable inputs based on our own assumptions and valuation techniques used to measure assets and liabilities at fair value. The inputs require significant management judgment or estimation.

Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

Unaudited Consolidated Interim Financial Information

The consolidated balance sheet as of September 30, 2013, the consolidated statements of operations, consolidated statements of comprehensive loss and the consolidated statements of cash flows for the nine months ended September 30, 2012 and 2013 and the consolidated statement of convertible preferred stock and stockholders’ equity (deficit) for the nine months ended September 30, 2013 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and, in our opinion, reflect all adjustments, consisting only of normal recurring adjustments, necessary to state fairly our financial position as of September 30, 2013 and the consolidated results of our operations, our comprehensive loss and our cash flows for the nine months ended September 30, 2012 and 2013. The financial data and other information disclosed in these notes to the consolidated financial statements related to the nine month periods are unaudited. The results of the nine months ended September 30, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013.

Recent Accounting Pronouncements

In July 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or Tax Credit Carryforward Exists,” or ASU 2013-11. ASU 2013-11 requires entities to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward when settlement in this manner is available under the tax law. ASU 2013-11 is effective for us in our first quarter of 2014 with earlier adoption permitted. We are currently evaluating the impact of our pending adoption of ASU 2013-11 on our consolidated financial statements.

As an “emerging growth company”, the Jumpstart Our Business Startups Act allows us to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies.